PRINCIPAL ACCOUNTING POLICIES - Major variable interest entities and their subsidiaries (Details)	12 Months Ended
Dec. 31, 2015 CNY (¥) item
Shanghai Ctrip Commerce | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of Officers | item	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 30,000,000
Beijing Ctrip | Shanghai Ctrip Commerce and One Senior Officer of Ctrip.com International, Ltd.
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 40,000,000
Guangzhou Ctrip | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of Officers | item	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 3,000,000
Shanghai Ctrip | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of Officers | item	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 10,050,000
Shenzhen Ctrip | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of Officers | item	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 2,500,000
Ctrip Insurance | Shanghai Ctrip Commerce and Ctrip Computer Technology
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 50,000,000
Shanghai Huacheng | Shanghai Ctrip Commerce
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 100,000,000
Chengdu Ctrip | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of Officers | item	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 20,000,000
Chengdu Ctrip International | Shanghai Ctrip
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 2,000,000
Qunar.com Beijing Information Technology Company Limited Qunar Beijing Member | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of Officers | item	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	¥ 1,000,000